Research and development	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Research and development	Note 16. Sales and marketing

	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$48,901	$39,991	$36,559
Sales commissions	10,312	8,246	6,624
Marketing and advertising	5,274	4,098	5,322
Travel and entertainment	2,279	1,276	4,939
Rent and maintenance	2,513	2,640	2,661
Depreciation and amortization	1,872	1,877	824
Vehicle costs	466	423	448
Professional consultants	1,349	808	1,889
Recruiting expenses	1,043	330	859
Other	2,380	1,616	1,485
	$76,389	$61,305	$61,610
Note 17. Research and development

	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$53,683	$45,716	39,142
Rent and maintenance	1,851	2,117	1,721
Subcontractors and projects	3,482	2,676	2,398
Travel and entertainment	185	20	314
Vehicle costs	232	270	355
Recruiting expenses	178	127	222
Depreciation and amortization	2,100	1,813	1,135
Other	3,830	1,638	1,286
	$65,541	$54,377	$46,573
Note 18. General and administrative

	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$19,366	$18,460	16,386
Professional fees	4,307	4,274	2,040
Vehicle costs	469	328	263
Rent and maintenance	1,559	2,147	2,071
Travel and entertainment	249	262	425
Refreshments, gifts and donations	525	778	645
Doubtful accounts and bad debts	676	606	266
Recruiting expenses	727	330	386
Depreciation	1,955	978	484
Issuance costs	11,835	—	—
Other	6,269	3,971	6,402
	$47,937	$32,134	$29,368